Provisions	12 Months Ended
Dec. 31, 2025
Provisions [Abstract]
PROVISIONS
21.	PROVISIONS

(a)	Claims from vendors

Claims from vendors
US$
At January 1, 2024	3,866
Additions	450
Settled during the year	(533)
Disposal of subsidiaries	(3,750)
Exchange alignment	(33)

At December 31, 2024 and 2025	—

(b)	Provision for replacement

The amount represented provision for the replacement and maintenance of furniture, fixtures and equipment within the hotels of the Group.